11 BORROWINGS, FINANCING AND DEBENTURES (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Borrowings financing and debentures [Abstract]
Accrued commision on risk assumption	R$ 10,531	R$ 38,134